FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-01434
LINCOLN NATIONAL VARIABLE ANNUITY FUND A
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)
Dennis L. Schoff, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Name and address of agent for service)
Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660
Colleen E. Tonn, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year end: December 31
Date of reporting period: January 1, 2009 through June 30, 2009

Item 1. Reports to Stockholders
Lincoln National Variable Annuity Fund A

Variable Annuity Fund  A

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A

Lincoln National
Variable Annuity Fund A
Semiannual Report
June 30, 2009

Lincoln National Variable Annuity Fund A

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8

Lincoln National Variable Annuity Fund A

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

As a beneficial owner of Fund A, you incur ongoing Separate Account expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Separate Account and to compare these costs with the ongoing costs of investing in other separate accounts.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Fund A Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on Fund A’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not Fund A’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Fund A and other separate accounts. To do so, compare the 5% hypothetical example with this 5% hypothetical example that appear in the financial reports of other separate accounts.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Fund A does not charge any transaction costs, such as sales charges (loads), redemption fees or exchange fees. The fees related to the variable annuity contract, such as the sales charge that could apply, have not been included. Therefore, the second section of the table is useful in comparing the contract costs only, and will not help you determine the relative total costs of owning the contract.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual Fund A Return
Variable Annuity Fund A	$1,000.00	$1,025.40	1.32%	$6.63

Hypothetical (5% return before expenses)
Variable Annuity Fund A	$1,000.00	$1,018.25	1.32%	$6.61

*	“Expenses Paid During Period” are equal to the Fund A’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Lincoln National Variable Annuity Fund A–1

Lincoln National Variable Annuity Fund A

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials

Percentage
Sector	of Net Assets

Common Stock	97.95%

Aerospace & Defense	4.15%
Beverages	1.84%
Biotechnology	3.43%
Capital Markets	2.12%
Chemicals	2.55%
Commercial Banks	2.86%
Commercial Services & Supplies	0.52%
Communications Equipment	3.34%
Computers & Peripherals	6.72%
Construction & Engineering	1.23%
Consumer Finance	0.62%
Containers & Packaging	0.83%
Diversified Consumer Services	0.53%
Diversified Financial Services	2.99%
Diversified Telecommunication Services	2.40%
Electric Utilities	2.41%
Electrical Equipment	0.62%
Energy Equipment & Services	2.71%
Food & Staples Retailing	3.27%
Food Products	0.70%
Gas Utilities	0.73%
Health Care Equipment & Supplies	2.21%
Health Care Providers & Services	2.20%
Hotels, Restaurants & Leisure	2.39%
Household Durables	0.97%
Household Products	3.45%
Industrial Conglomerates	1.19%
Insurance	3.57%
Internet Software & Services	1.70%
IT Services	0.66%
Life Sciences Tools & Services	0.72%
Machinery	0.48%
Media	2.13%
Metals & Mining	1.35%
Multi-Utilities	1.61%
Oil, Gas & Consumable Fuels	8.76%
Pharmaceuticals	6.08%
Professional Services	0.36%
Real Estate Investment Trusts	0.64%
Road & Rail	1.10%
Semiconductors & Semiconductor Equipment	1.67%
Software	4.89%
Specialty Retail	1.47%
Textiles, Apparel & Luxury Goods	0.78%
Tobacco	0.44%
Wireless Telecommunication Services	0.56%

Discounted Commercial Paper	1.92%

Total Value of Securities	99.87%

Receivables and Other Assets Net of Liabilities	0.13%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	4.05%
Microsoft	3.10%
Johnson & Johnson	2.45%
Procter & Gamble	2.44%
JPMorgan Chase	2.18%
Apple	2.15%
Wal-Mart Stores	1.89%
PepsiCo	1.84%
Cisco Systems	1.80%
Hewlett-Packard	1.80%

Total	23.70%

Lincoln National Variable Annuity Fund A–2

Lincoln National Variable Annuity Fund A
Statement of Net Assets
June 30, 2009 (Unaudited)

			Fair
		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.95%
	Aerospace & Defense–4.15%
	Goodrich	8,900	$444,733
	Honeywell International	6,900	216,660
	Lockheed Martin	2,500	201,625
	Rockwell Collins	5,100	212,823
	United Technologies	11,000	571,560

			1,647,401

	Beverages–1.84%
	PepsiCo	13,300	730,968

			730,968

	Biotechnology–3.43%
†	Amgen	8,300	439,402
†	Celgene	4,400	210,496
†	Gilead Sciences	10,700	501,188
†	Vertex Pharmaceuticals	5,900	210,276

			1,361,362

	Capital Markets–2.12%
	Bank of New York Mellon	8,500	249,135
	Goldman Sachs Group	4,000	589,760

			838,895

	Chemicals–2.55%
	duPont (E.I.) deNemours	11,100	284,382
	Lubrizol	8,300	392,673
	Monsanto	4,500	334,530

			1,011,585

	Commercial Banks–2.86%
	PNC Financial Services Group	4,700	182,407
	U.S. Bancorp	17,600	315,392
	Wells Fargo	26,300	638,038

			1,135,837

	Commercial Services & Supplies–0.52%
	Republic Services	8,400	205,044

			205,044

	Communications Equipment–3.34%
†	Cisco Systems	38,400	715,776
	QUALCOMM	13,500	610,200

			1,325,976

	Computers & Peripherals–6.72%
†	Apple	6,000	854,580
†	EMC	32,200	421,820
	Hewlett-Packard	18,500	715,025
	International Business Machines	4,000	417,680
†	NetApp	13,000	256,360

			2,665,465

	Construction & Engineering–1.23%
	Fluor	6,600	338,514
†	URS	3,000	148,560

			487,074

	Consumer Finance–0.62%
	Capital One Financial	11,220	245,494

			245,494

	Containers & Packaging–0.83%
†	Owens-Illinois	11,800	330,518

			330,518

	Diversified Consumer Services–0.53%
	DeVry	4,200	210,168

			210,168

	Diversified Financial Services–2.99%
	JPMorgan Chase	25,400	866,394
†	Nasdaq OMX Group	14,900	317,519

			1,183,913

	Diversified Telecommunication Services–2.40%
	AT&T	10,700	265,788
	Verizon Communications	22,300	685,279

			951,067

	Electric Utilities–2.41%
	Exelon	7,000	358,470
	FirstEnergy	5,500	213,125
	PPL	11,700	385,632

			957,227

	Electrical Equipment–0.62%
	Roper Industries	5,400	244,674

			244,674

	Energy Equipment & Services–2.71%
†	Nabors Industries	14,900	232,142
†	National Oilwell Varco	8,100	264,546
	Schlumberger	10,700	578,977

			1,075,665

	Food & Staples Retailing–3.27%
	CVS Caremark	17,100	544,977
	Wal-Mart Stores	15,500	750,820

			1,295,797

	Food Products–0.70%
	Smucker (J.M.)	5,700	277,362

			277,362

Lincoln National Variable Annuity Fund A–3

Lincoln National Variable Annuity Fund A
Statement of Net Assets (continued)

			Fair
		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Gas Utilities–0.73%
	EQT	8,300	$289,753

			289,753

	Health Care Equipment & Supplies–2.21%
†	Gen-Probe	4,700	202,006
†	Hologic	18,100	257,563
	Medtronic	12,000	418,680

			878,249

	Health Care Providers & Services–2.20%
†	Express Scripts	7,000	481,250
	UnitedHealth Group	15,700	392,186

			873,436

	Hotels, Restaurants & Leisure–2.39%
	Burger King Holdings	18,900	326,403
	McDonald’s	10,800	620,892

			947,295

	Household Durables–0.97%
†	Jarden	20,600	386,250

			386,250

	Household Products–3.45%
	Colgate-Palmolive	5,700	403,218
	Procter & Gamble	18,900	965,790

			1,369,008

	Industrial Conglomerates–1.19%
	General Electric	40,300	472,316

			472,316

	Insurance–3.57%
	Aspen Insurance Holdings	8,500	189,890
	Berkley (W.R.)	9,900	212,553
	Everest Re Group	3,200	229,024
	Hanover Insurance Group	6,400	243,904
	Prudential Financial	5,700	212,154
	Travelers	8,000	328,320

			1,415,845

	Internet Software & Services–1.70%
†	Google Class A	1,600	674,544

			674,544

	IT Services–0.66%
	Accenture Class A	7,800	260,988

			260,988

	Life Sciences Tools & Services–0.72%
†	Thermo Fisher Scientific	7,000	285,390

			285,390

	Machinery–0.48%
	Deere & Co	4,800	191,760

			191,760

	Media–2.13%
†	Marvel Entertainment	6,600	234,894
†	Time Warner Cable	11,700	370,539
†	Viacom Class B	10,500	238,350

			843,783

	Metals & Mining–1.35%
	Alcoa	18,200	188,006
	United States Steel	9,720	347,393

			535,399

	Multi-Utilities–1.61%
	Sempra Energy	7,100	352,373
	Wisconsin Energy	7,000	284,970

			637,343

	Oil, Gas & Consumable Fuels–8.76%
	Arch Coal	9,800	150,626
	Chevron	8,300	549,875
	EOG Resources	5,900	400,728
	Exxon Mobil	23,000	1,607,929
	Occidental Petroleum	7,900	519,899
	St. Mary Land & Exploration	11,700	244,179

			3,473,236

	Pharmaceuticals–6.08%
	Abbott Laboratories	11,500	540,960
	Johnson & Johnson	17,100	971,280
	Merck	12,000	335,520
	Wyeth	12,400	562,836

			2,410,596

	Professional Services–0.36%
†	FTI Consulting	2,800	142,016

			142,016

	Real Estate Investment Trusts–0.64%
	Host Hotels & Resorts	13,200	110,748
	Simon Property Group	2,764	142,153

			252,901

	Road & Rail–1.10%
	Norfolk Southern	11,600	436,972

			436,972

	Semiconductors & Semiconductor Equipment–1.67%
	Intel	39,900	660,345

			660,345

Lincoln National Variable Annuity Fund A–4

Lincoln National Variable Annuity Fund A
Statement of Net Assets (continued)

			Fair
		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Software–4.89%
†	McAfee	6,400	$270,016
	Microsoft	51,800	1,231,286
†	Nuance Communications	16,600	200,694
†	Symantec	15,200	236,512

			1,938,508

	Specialty Retail–1.47%
	American Eagle Outfitters	18,700	264,979
†	Urban Outfitters	15,200	317,224

			582,203

	Textiles, Apparel & Luxury Goods–0.78%
	NIKE Class B	6,000	310,680

			310,680

	Tobacco–0.44%
	Philip Morris International	4,000	174,480

			174,480

	Wireless Telecommunication Services–0.56%
†	MetroPCS Communications	16,800	223,608

			223,608

	Total Common Stock (Cost $37,205,307)		38,848,396

		Principal
		Amount
		(U.S. $)
≠	DISCOUNTED COMMERCIAL PAPER–1.92%
	Societe Generale North America 0.13% 7/1/09	$760,000	760,000

	Total Discounted Commercial Paper (Cost $760,000)		760,000

TOTAL VALUE OF SECURITIES–99.87% (Cost $37,965,307)	39,608,396

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	51,321

NET ASSETS–100.00%	$39,659,717

NET ASSETS ARE REPRESENTED BY:
Value of Accumulation Units:
2,524,747 units at $14.627 unit value	$36,929,929
Annuity Reserves:
46,553 units at $14.627 unit value	680,939
100,085 units at $20.471 unit value	2,048,849

Total net assets	$39,659,717

†	Non income producing security.

≠	The rate shown is the effective yield at time of purchase.

See accompanying notes

Lincoln National Variable Annuity Fund A–5

Lincoln National Variable Annuity Fund A
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends		$394,914
Interest		742
Foreign tax withheld		(337)

		395,319

EXPENSES:
Investment management services	$59,613
Mortality and expense guarantees	176,851	236,464

NET INVESTMENT INCOME		158,855

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(3,450,218)
Net change in unrealized appreciation/depreciation of investments	4,146,910	696,692

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$855,547

See accompanying notes

Lincoln National Variable Annuity Fund A
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/09	Year Ended
	(Unaudited)	12/31/08

CHANGES FROM OPERATIONS:
Net investment income	$158,855	$397,836
Net realized loss on investments	(3,450,218)	(1,636,747)
Net change in net unrealized appreciation/depreciation of investments	4,146,910	(22,907,405)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	855,547	(24,146,316)
Net decrease from equity transactions	(1,417,527)	(5,992,479)

TOTAL DECREASE IN NET ASSETS	(561,980)	(30,138,795)
Net assets, at beginning of period	40,221,697	70,360,492

NET ASSETS, AT END OF PERIOD	$39,659,717	$40,221,697

See accompanying notes

Lincoln National Variable Annuity Fund A–6

Lincoln National Variable Annuity Fund A
Financial Highlights–Selected Per Unit Data and Ratios

The following is selected financial data for an accumulation unit outstanding throughout each period:

	Six Months
	Ended
	June 30, 2009[1]	Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004

Investment income	$0.146	$0.382	$0.388	$0.354	$0.338	$0.343
Expenses	(0.089)	(0.252)	(0.297)	(0.257)	(0.239)	(0.218)

Net investment income	0.057	0.130	0.091	0.097	0.099	0.125
Net realized and unrealized gain (loss) on investments	0.305	(8.234)	1.016	2.022	0.732	1.642

Increase (decrease) in accumulation unit value	0.362	(8.104)	1.107	2.119	0.831	1.767
Accumulation unit value at beginning of period	14.265	22.369	21.262	19.143	18.312	16.545

Accumulation unit value at end of period	$14.627	$14.265	$22.369	$21.262	$19.143	$18.312

Net assets, end of period (000 omitted)	$39,660	$40,222	$70,360	$76,710	$75,923	$80,883
Ratio of expenses to average net assets	1.32%	1.33%	1.32%	1.28%	1.28%	1.28%
Ratio of net investment income to average net assets	0.82%	0.65%	0.43%	0.48%	0.53%	0.73%
Total investment return	2.54%	(36.23% )	5.21%	11.07%	4.54%	10.68%
Portfolio turnover rate	38.32%	36.35%	29.16%	28.83%	20.40%	38.72%

Number of accumulation units outstanding at end of period (expressed in thousands):
Accumulation units	2,525	2,617	2,912	3,330	3,689	4,103
Reserve units	147	160	185	220	214	245

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Lincoln National Variable Annuity Fund A–7

Lincoln National Variable Annuity Fund A
Notes to Financial Statements
June 30, 2009 (Unaudited)

1.	Significant Accounting Policies
The Fund–The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund’s investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at fair value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made

Income–Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves–Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other–Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates during the six months ended June 30, 2009.

2.	Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 2009 amounted to $6,889,755 and $7,985,485, respectively.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$38,848,396	$—	$38,848,396
Short-Term	—	760,000	760,000

Total	$38,848,396	$760,000	$39,608,396

There were no Level 3 securities at the beginning or end of the period.

Lincoln National Variable Annuity Fund A–8

Lincoln National Variable Annuity Fund A
Notes to Financial Statements (continued)

3.	Expenses/Sales Charges and Other Transactions With Affiliates
Lincoln Life is responsible for overall management of the Fund’s investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In prior years, retired employees of Lincoln Life invested in Fund A at lower expense levels. As of June 30, 2009, $2,048,849 of such remains in the Fund at a unit value of $20.471. Lincoln Life retained $512 from the proceeds of the sale of annuity contracts during the six months ended June 30, 2009 for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the Sub-advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. The Sub-advisor is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-advisor is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2009, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4.	Net assets
Net assets at June 30, 2009 consisted of the following:

Equity transactions	$(259,870,459)
Accumulated net investment income	77,063,916
Accumulated net realized gain on investments	220,823,174
Net unrealized appreciation of investments	1,643,086

Net assets	$39,659,717

5.	Summary of Changes in Equity Transactions

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008

	Units	Amount	Units	Amount

Accumulation Units:
Balance at beginning of period	2,617,093	$(240,120,725)	2,911,802	$(234,802,057)
Contract purchases	10,512	139,448	14,496	347,786
Terminated contracts	(102,858)	(1,334,892)	(309,205)	(5,666,454)

Balance at end of period	2,524,747	$(241,316,169)	2,617,093	$(240,120,725)

Annuity Reserves:
Balance at beginning of period	159,704	$(18,332,207)	184,838	$(17,658,396)
Annuity payments	(13,066)	(222,083)	(25,134)	(673,811)

Balance at end of period	146,638	$(18,554,290)	159,704	$(18,332,207)

6.	Credit Risk
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. There were no Section 4(2) securities at June 30, 2009.

Lincoln National Variable Annuity Fund A–9

Lincoln National Variable Annuity Fund A
Notes to Financial Statements (continued)

7.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through July 17, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

On December 9, 2008, the Fund’s Board approved a proposed reorganization of Fund A whereby (1) the assets and liabilities of Fund A (other than liabilities associated with insurance obligations) will be transferred to the LVIP Delaware Growth and Income Fund (LVIP G&I Fund), a series of Lincoln Variable Insurance Products Trust, in exchange for Standard Class shares of the LVIP G&I Fund and (2) Fund A will be restructured as a unit investment trust under the Investment Company Act of 1940 (Reorganization). On July 15, 2009, the contract owners approved the Reorganization, and the Reorganization occurred as of the close of business on July 17, 2009. The Fund continued to accept purchases from existing contract owners (including reinvested dividends or capital gains) until the last business day before the transfer.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln National Variable Annuity Fund A–10

Item 2. Code of Ethics
Not Applicable.
Item 3. Audit Committee Financial Expert
Not Applicable.
Item 4. Principle Accountant Fees and Services
(a) Audit Fees
Not Applicable.
(b) Audit-Related Fees
Not Applicable.
(c) Tax Fees
Not Applicable.
(d) All Other Fees
Not Applicable.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
Not Applicable.
(e)(2) Not applicable.
(f) Not Applicable.
(g) Aggregate Non-Audit Fees
Not Applicable.
(h) Principal Accountant’s Independence
Not Applicable.
Item 5. Audit Committee of Listed Registrants
Not Applicable.

Item 6. Schedule of Investments
(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not Applicable.
Item 11. Controls and Procedures
          (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
          (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.
(a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Lincoln National Variable Annuity Fund A (Registrant)

/s/ Kelly D Clevenger
Kelly D. Clevenger
President (Signature and Title) Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kelly D. Clevenger
Kelly D. Clevenger
Chairman of the Board and President (Signature and Title)
Date: August 27, 2009

By	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer (Signature and Title)
Date: August 27, 2009